Results related to financial liabilities measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Results related to financial liabilities measured at fair value through profit or loss
Schedule of results related to financial liabilities measured at fair value through profit or loss

	2025	2024	2023

	(€ in thousands)
Warrants to Rett Syndrome Research Trust	139	132	—
Warrants from convertible loans	96	213	953
Total	235	345	953